Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA Active Trust
State Street® Fixed Income Sector Rotation ETF
(the “Fund”)
Supplement dated April 24, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated October 31, 2025, as may be supplemented from time to time
Effective on or about June 23, 2026 (the “Effective Date”), the Fund’s investment objective, principal investment strategy, portfolio management team and principal consideration for creations and redemptions will change. Accordingly, as of the Effective Date:
1.	The “INVESTMENT OBJECTIVE” section on page 64 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
The State Street Fixed Income Sector Rotation ETF (the “Fund”) seeks to maximize risk-adjusted return and provide current income.
2.	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 64 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly, or indirectly through underlying exchange-traded funds (“ETFs”), in fixed income securities. In particular, the Fund primarily allocates its assets among ETFs that each focus on one or more of the following sectors of the fixed income market: (i) securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; (ii) inflation protected public obligations of the U.S. Treasury; (iii) U.S. corporate securities; (iv) U.S. mortgage-backed securities; (v) high yield securities (commonly known as “junk” bonds); (vi) international government and corporate securities, including emerging markets; (vii) first lien senior secured floating rate bank loans; (viii) floating and variable rate securities; (ix) asset-backed securities; and (x) cash equivalents (i.e., securities maturing in less than one year) (each, a “Fixed Income Sector” and collectively, the “Fixed Income Sectors”). The Fund may also invest directly in fixed income securities within any of the Fixed Income Sectors.
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund’s investment adviser, allocates the Fund’s assets based on a risk-aware, top‑down approach to construct a portfolio that seeks to overweight the Fund’s exposure to the most attractive Fixed Income Sectors. The Adviser develops long-term structural and intermediate cyclical views to establish the Fund’s asset allocation through analyzing macroeconomic factors, financial conditions, and industry and sector trends. The Fund may invest in individual fixed income securities to increase the Fund’s exposure to the issuers of such securities and for risk management purposes. Individual fixed income securities are identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment. It is possible the Fund may not have exposure to all Fixed Income Sectors at all times.
The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services. The Fund or ETFs in which the Fund invests may use derivative instruments (primarily forward and futures contracts; interest rate, credit default, and total return swaps; and options) to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds, including money market funds advised by the Adviser.
3.
In the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 65 of the Prospectus and page 2 of the Summary Prospectus, (i) the “Modeling Risk” discussion is removed and (ii) the following discussions are added:

Cash Transaction Risk: The Fund may sell portfolio securities to meet some or all of a redemption request with cash. In such cases, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used.
Forward Contracts Risk: A forward contract is a private, customizable agreement to buy or sell a specified currency, security or instrument at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over‑the‑counter. The risks of forward contracts include, but are not limited to: (1) the success of the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) imperfect or no correlation between the changes in market value of the currencies or securities and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.
Repurchase Agreement Risk: Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

State Street(R) Fixed Income Sector Rotation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA Active Trust
State Street® Fixed Income Sector Rotation ETF
(the “Fund”)
Supplement dated April 24, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated October 31, 2025, as may be supplemented from time to time
Effective on or about June 23, 2026 (the “Effective Date”), the Fund’s investment objective, principal investment strategy, portfolio management team and principal consideration for creations and redemptions will change. Accordingly, as of the Effective Date:
1.	The “INVESTMENT OBJECTIVE” section on page 64 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
The State Street Fixed Income Sector Rotation ETF (the “Fund”) seeks to maximize risk-adjusted return and provide current income.
2.	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 64 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly, or indirectly through underlying exchange-traded funds (“ETFs”), in fixed income securities. In particular, the Fund primarily allocates its assets among ETFs that each focus on one or more of the following sectors of the fixed income market: (i) securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; (ii) inflation protected public obligations of the U.S. Treasury; (iii) U.S. corporate securities; (iv) U.S. mortgage-backed securities; (v) high yield securities (commonly known as “junk” bonds); (vi) international government and corporate securities, including emerging markets; (vii) first lien senior secured floating rate bank loans; (viii) floating and variable rate securities; (ix) asset-backed securities; and (x) cash equivalents (i.e., securities maturing in less than one year) (each, a “Fixed Income Sector” and collectively, the “Fixed Income Sectors”). The Fund may also invest directly in fixed income securities within any of the Fixed Income Sectors.
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund’s investment adviser, allocates the Fund’s assets based on a risk-aware, top‑down approach to construct a portfolio that seeks to overweight the Fund’s exposure to the most attractive Fixed Income Sectors. The Adviser develops long-term structural and intermediate cyclical views to establish the Fund’s asset allocation through analyzing macroeconomic factors, financial conditions, and industry and sector trends. The Fund may invest in individual fixed income securities to increase the Fund’s exposure to the issuers of such securities and for risk management purposes. Individual fixed income securities are identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment. It is possible the Fund may not have exposure to all Fixed Income Sectors at all times.
The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services. The Fund or ETFs in which the Fund invests may use derivative instruments (primarily forward and futures contracts; interest rate, credit default, and total return swaps; and options) to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds, including money market funds advised by the Adviser.
3.
In the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 65 of the Prospectus and page 2 of the Summary Prospectus, (i) the “Modeling Risk” discussion is removed and (ii) the following discussions are added:

Cash Transaction Risk: The Fund may sell portfolio securities to meet some or all of a redemption request with cash. In such cases, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used.
Forward Contracts Risk: A forward contract is a private, customizable agreement to buy or sell a specified currency, security or instrument at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over‑the‑counter. The risks of forward contracts include, but are not limited to: (1) the success of the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) imperfect or no correlation between the changes in market value of the currencies or securities and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.
Repurchase Agreement Risk: Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.